PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Sustainable U.S. Equity Income ETF | Third Quarter Report 2022 1
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  3.6%
Diversified Telecommunication Services 1.4%
Lumen Technologies, Inc. 36,780 400,534
Media 2.2%
Interpublic Group of Cos., Inc. (The) 11,425 341,265
Sirius XM Holdings, Inc. 48,049 320,967
Total 662,232
Total Communication Services 1,062,766
Consumer Discretionary  8.6%
Auto Components 0.7%
BorgWarner, Inc. 5,582 214,684
Distributors 0.8%
Genuine Parts Co. 1,533 234,350
Household Durables 2.1%
PulteGroup, Inc. 4,996 217,925
Whirlpool Corp. 2,415 417,481
Total 635,406
Internet & Direct Marketing Retail 0.9%
eBay, Inc. 5,318 258,614
Multiline Retail 0.6%
Target Corp. 1,015 165,831
Specialty Retail 3.5%
Advance Auto Parts, Inc. 2,086 403,891
Best Buy Co., Inc. 5,857 450,931
Lowe's Cos., Inc. 938 179,655
Total 1,034,477
Total Consumer Discretionary 2,543,362
Consumer Staples  10.0%
Beverages 1.2%
Keurig Dr Pepper, Inc. 9,202 356,486
Food & Staples Retailing 2.3%
Kroger Co. (The) 5,914 274,646
Walgreens Boots Alliance, Inc. 10,145 401,945
Total 676,591
Food Products 5.9%
Campbell Soup Co. 6,985 344,710
Conagra Brands, Inc. 12,613 431,491
General Mills, Inc. 3,236 242,020
JM Smucker Co. (The) 3,191 422,233
Tyson Foods, Inc. Class A 3,340 293,953
Total 1,734,407
Household Products 0.6%
Church & Dwight Co., Inc. 1,931 169,870
Total Consumer Staples 2,937,354
Energy  7.7%
Energy Equipment & Services 0.4%
Baker Hughes Co. 4,538 116,581
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp. 1,440 235,843
ConocoPhillips 2,380 231,884
Devon Energy Corp. 4,000 251,400
EOG Resources, Inc. 2,500 278,050
Exxon Mobil Corp. 2,316 224,490
Kinder Morgan, Inc. 18,906 340,119
Phillips 66 3,955 351,995
Valero Energy Corp. 2,191 242,697
Total 2,156,478
Total Energy 2,273,059
Financials  17.1%
Banks 4.2%
Bank of America Corp. 6,635 224,330
Citigroup, Inc. 8,510 441,669
Common Stocks (continued)
Issuer Shares Value ($)
Citizens Financial Group, Inc. 6,758 256,601
JPMorgan Chase & Co. 2,769 319,432
Total 1,242,032
Capital Markets 5.8%
Bank of New York Mellon Corp. (The) 6,352 276,058
Goldman Sachs Group, Inc. (The) 1,205 401,735
Morgan Stanley 4,934 415,936
Raymond James Financial, Inc. 2,179 214,566
State Street Corp. 5,672 402,939
Total 1,711,234
Consumer Finance 1.9%
Ally Financial, Inc. 10,130 334,999
Discover Financial Services 2,112 213,312
Total 548,311
Insurance 5.2%
Aflac, Inc. 6,415 367,579
Allstate Corp. (The) 3,044 356,057
Hartford Financial Services Group, Inc. (The) 3,864 249,112
Lincoln National Corp. 5,110 262,347
Prudential Financial, Inc. 3,143 314,269
Total 1,549,364
Total Financials 5,050,941
Health Care  8.6%
Biotechnology 3.0%
AbbVie, Inc. 2,197 315,291
Amgen, Inc. 1,053 260,586
Gilead Sciences, Inc. 4,901 292,835
Total 868,712
Health Care Providers & Services 5.6%
AmerisourceBergen Corp. 1,160 169,279
Cardinal Health, Inc. 5,398 321,505
Cigna Corp. 1,422 391,562
CVS Health Corp. 2,642 252,787
Elevance Health, Inc. 373 177,958
Quest Diagnostics, Inc. 2,463 336,372
Total 1,649,463
Total Health Care 2,518,175
Industrials  14.7%
Aerospace & Defense 2.0%
Huntington Ingalls Industries, Inc. 1,617 350,630
L3Harris Technologies, Inc. 957 229,652
Total 580,282
Building Products 6.6%
A O Smith Corp. 4,159 263,140
Allegion PLC 1,726 182,438
Fortune Brands Home & Security, Inc. 3,528 245,831
Lennox International, Inc. 1,290 308,994
Masco Corp. 7,524 416,679
Owens Corning 3,532 327,557
Trane Technologies PLC 1,413 207,697
Total 1,952,336
Machinery 3.3%
Cummins, Inc. 1,464 323,998
Parker-Hannifin Corp. 726 209,879
Snap-on, Inc. 1,984 444,515
Total 978,392
Professional Services 2.8%
Booz Allen Hamilton Holding Corp. 4,196 402,732
Leidos Holdings, Inc. 1,592 170,344
Robert Half International, Inc. 2,963 234,492
Total 807,568
Total Industrials 4,318,578

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
July 31, 2022 (Unaudited)
2 Columbia Sustainable U.S. Equity Income ETF | Third Quarter Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  11.1%
Communications Equipment 0.6%
Motorola Solutions, Inc. 782 186,577
Electronic Equipment, Instruments & Components 0.6%
CDW Corp. 908 164,829
IT Services 4.1%
Accenture PLC Class A 612 187,431
Cognizant Technology Solutions Corp. Class
A 4,078 277,141
Fidelity National Information Services, Inc. 3,581 365,835
Western Union Co. (The) 21,679 368,977
Total 1,199,384
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp. 7,104 257,946
Microchip Technology, Inc. 4,389 302,227
Skyworks Solutions, Inc. 2,286 248,900
Total 809,073
Software 1.8%
Citrix Systems, Inc. 1,537 155,867
Oracle Corp. 4,756 370,207
Total 526,074
Technology Hardware, Storage & Peripherals 1.3%
HP, Inc. 11,775 393,167
Total Information Technology 3,279,104
Materials  7.4%
Chemicals 3.9%
Celanese Corp. 2,358 277,089
Eastman Chemical Co. 3,682 353,214
LyondellBasell Industries NV Class A 3,645 324,842
PPG Industries, Inc. 1,578 204,020
Total 1,159,165
Containers & Packaging 2.7%
International Paper Co. 6,424 274,754
Sealed Air Corp. 3,043 185,988
Westrock Co. 7,491 317,319
Total 778,061
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 0.8%
Newmont Corp. 5,175 234,324
Total Materials 2,171,550
Utilities  10.7%
Electric Utilities 4.8%
Alliant Energy Corp. 3,360 204,725
Edison International 6,566 444,978
Entergy Corp. 3,360 386,837
Evergy, Inc. 5,435 370,993
Total 1,407,533
Gas Utilities 2.5%
Atmos Energy Corp. 2,261 274,463
UGI Corp. 10,871 469,192
Total 743,655
Independent Power and Renewable Electricity Producers
1.4%
AES Corp. (The) 18,664 414,714
Multi-Utilities 1.5%
NiSource, Inc. 6,772 205,869
Sempra Energy 1,394 231,125
Total 436,994
Water Utilities 0.5%
American Water Works Co., Inc. 1,034 160,725
Total Utilities 3,163,621
Total Common Stocks
(Cost $29,594,297) 29,318,510
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
1.475%
(a)
114,159 114,159
Total Money Market Funds
(Cost $114,159) 114,159
Total Investments in Securities
(Cost $29,708,456) 29,432,669
Other Assets & Liabilities, Net 40,652
Net Assets 29,473,321
(a) The rate shown is the seven-day current annualized yield at July 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_M01_(09/22)
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